CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - shares	1 Months Ended	3 Months Ended	5 Months Ended
	May 01, 2020	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 25, 2020	Apr. 16, 2020
Class B Common Stock
Common stock, outstanding	5,750,000	5,750,000	5,750,000	5,750,000		0
Maximum | Over-Allotment Units | Class B Common Stock
Weighted average number of common stock subject to possible forfeitures	750,000
Sponsor | Class B Common Stock
Common stock, outstanding					5,750,000
Class A Common Stock Subject to Mandatory Redemption | Maximum
Common stock subject to possible redemption excluded from earnings per share		21,697,668	21,697,668